Borrowings (Non-Current) (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings (Non-Current) [Abstract]
Schedule of Borrowings (Non-Current)	Borrowings consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Secured Borrowings
Vehicles Loans from Financial Institutions	$10,185	—